                                   SUPPLEMENT
                            DATED SEPTEMBER 2, 2005
                 TO THE HARTFORD FIXED INCOME FUNDS PROSPECTUS
              DATED MARCH 1, 2005 (AS SUPPLEMENTED JUNE 15, 2005)

The Prospectus is revised as follows:

1.  CLASS Y SHARES

     In the "Introduction" on page 2 of the Prospectus, the third sentence of the first paragraph is deleted and replaced with the following:

          "Each of the funds, also offers Class Y shares to certain qualified investors pursuant to a separate prospectus describing that class."

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2.  FEE WAIVERS AND EXPENSE CAPS

     At the most recent Board of Directors meeting held on August 2-3, 2005, Hartford Investment Financial Services, LLC, the funds' investment manager, voluntarily agreed to waive a portion of its management fees with respect to certain funds. Accordingly, the following changes for the noted funds are being made to the Prospectus:

    THE HARTFORD HIGH YIELD FUND

     As of November 1, 2005, under the heading "The Hartford High Yield Fund, Your Expenses", on page 11 of the Prospectus, footnote 3 to the expense table is deleted and replaced with the following:

        (3) HIFSCO has voluntarily agreed through October 31, 2006 to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.20%, 1.95% and 1.95%, respectively.

     As of November 1, 2005, under the heading "The Hartford High Yield Fund, Your Expenses", on page 11 of the Prospectus, footnote 4 is added below the Shareholder Fees and Annual Operating Expenses table and footnote anchors are added to the line items for "Management fees" and "Total annual operating expenses" in the table.

        (4) Effective November 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.60% and the total annual operating expenses you would pay if you buy and hold Class A, Class B or Class C shares of the fund, is 1.15%, 1.92% and 1.83%, respectively.

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3.  TRANSFER AGENT FEE WAIVERS

     Effective November 1, 2005, Hartford Administrative Services Company (the funds' transfer agent) has agreed to waive a portion of the transfer agency fees of the funds under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. Not all classes may currently be impacted by the waiver. "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the funds pay. That undertaking may be amended or withdrawn at any time.

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

4. ADDITIONAL BREAKPOINTS FOR CERTAIN FUNDS SUB-ADVISED BY HARTFORD INVESTMENT MANAGEMENT COMPANY

     As of November 1, 2005, breakpoints have been added to the management fee schedules for U.S. GOVERNMENT SECURITIES FUND, HIGH YIELD FUND, FLOATING RATE FUND, TOTAL RETURN BOND FUND, INCOME FUND, INFLATION PLUS FUND, SHORT DURATION FUND AND MONEY MARKET FUND. Accordingly, effective November 1, 2005, the fee schedules for each of the funds listed on page 55 of the Prospectus, under the heading "Management Fees", are deleted and replaced with the following:

U.S. GOVERNMENT SECURITIES FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $50 Million                                                0.80%
Next $4.95 Billion                                               0.70%
Next $5 Billion                                                  0.68%
Amount over $10 Billion                                          0.67%

HIGH YIELD FUND(1)

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $500 Million                                               0.75%
Next $500 Million                                                0.65%
Next $4 Billion                                                  0.60%
Next $5 Billion                                                  0.58%
Amount over $10 Billion                                          0.57%

(1) Effective November 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.60%.

FLOATING RATE FUND(2)

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $500 Million                                              0.65%
Next $4.5 Billion                                               0.60%
Next $5 Billion                                                 0.58%
Amount over $10 Billion                                         0.57%

(2) HIFSCO has voluntarily agreed to waive its management fees until April 29, 2006. While such waiver is in effect, the management fee is 0.00%.

TOTAL RETURN BOND FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $500 Million                                               0.65%
Next $500 Million                                                0.55%
Next $4 Billion                                                  0.50%
Next $5 Billion                                                  0.48%
Amount over $10 Billion                                          0.47%

INCOME FUND AND INFLATION PLUS FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $500 Million                                               0.60%
Next $4.5 Billion                                                0.55%
Next $5 Billion                                                  0.53%
Amount over $10 Billion                                          0.52%

SHORT DURATION FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $500 Million                                               0.55%
Next $4.5 Billion                                                0.50%
Next $5 Billion                                                  0.48%
Amount over $10 Billion                                          0.47%

MONEY MARKET FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $500 Million                                               0.50%
Next $500 Million                                                0.45%
Next $4 Billion                                                  0.40%
Next $5 Billion                                                  0.38%
Amount over $10 Billion                                          0.37%

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 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

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